LONG-TERM INVESTMENTS (Tables)	3 Months Ended
Mar. 31, 2020
LONG-TERM INVESTMENTS
Schedule of long-term investments

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Available-for-sales debt security investment
Orange Inc.	41,179	41,857	—
Less: impairment	—	(37,775)	—
Foreign currency translation adjustment	—	(968)	—
	41,179	3,114	—

Equity method investments
Jincheng Consumer Finance (Sichuan) Co., Ltd. (“Jincheng”)	236,642	263,792	270,696
Beijing Gangjian Shoubao Cultural Media Center LLP	—	4,500	4,500
Weiche Information Technology Co., Ltd. (“Weiche”)	2,006	1,530	1,566
	238,648	269,822	276,762

Measurement alternative method investments
ClearVue Pony Holdings Limited. (“ClearVue Pony”)	68,632	—	—
Bai’an Online Property Insurance Co., Ltd. (“Bai’an”)	1,423	—	—
	70,055	—	—

Total long-term investments	349,882	272,936	276,762